Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000253898
Shareholder Report [Line Items]
Fund Name	Redwheel Next Generation Power Infrastructure Fund
Class Name	Institutional Class Shares
Trading Symbol	ECOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Redwheel Next Generation Power Infrastructure Fund (the "Fund") for the period from December 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.redwheel.com/us/en/accredited/funds-and-documents/. You can also request this information by contacting us at 1-855-RWC-FUND.
Additional Information Phone Number	1-855-RWC-FUND
Additional Information Website	https://www.redwheel.com/us/en/accredited/funds-and-documents/
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Redwheel Next Generation Power Infrastructure Fund, Institutional Class Shares	$90	1.00%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund share class had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Redwheel Next Generation Power Infrastructure Fund, Institutional Class Shares	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	S&P Global Infrastructure Index (USD) (NR)Footnote Reference†	S&P Global Infrastructure Index (USD) (TR)Footnote Reference‡
Aug/20	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Nov/20	$1,144,260	$1,102,564	$1,077,666	$1,080,249
Nov/21	$1,305,697	$1,315,029	$1,155,905	$1,167,261
Nov/22	$1,226,739	$1,162,214	$1,247,986	$1,270,361
Nov/23	$987,926	$1,301,827	$1,238,520	$1,272,727
Nov/24	$1,104,256	$1,641,832	$1,541,265	$1,598,663
Sep/25	$1,293,591	$1,898,526	$1,749,711	$1,828,627

Average Annual Return [Table Text Block]
Fund/Index Name	10 Months	1 Year	5 Years	Annualized Since Inception
Redwheel Next Generation Power Infrastructure Fund, Institutional Class Shares	17.15%	6.17%	5.33%	5.12%
MSCI ACWI Index (USD) (NR)Footnote Reference†Footnote Reference‡	15.63%	17.27%	13.54%	13.25%
S&P Global Infrastructure Index (USD) (NR)Footnote Reference‡	13.52%	15.80%	12.62%	11.47%
S&P Global Infrastructure Index (USD) (TR)Footnote Reference§	14.38%	16.78%	13.59%	12.43%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 216,994,552
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,149,177
InvestmentCompanyPortfolioTurnover	46.00%
Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Germany	1.0%
Portugal	1.0%
Belgium	2.0%
Japan	3.0%
Switzerland	4.9%
China	5.2%
Canada	6.4%
India	6.4%
Spain	8.4%
United Kingdom	10.2%
Italy	10.4%
United States	37.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
ReNew Energy Global PLC, Cl A	6.4%
Clearway Energy Inc, Cl C	5.4%
Dominion Energy Inc	5.4%
EDP Renovaveis SA	5.3%
Constellation Energy Corp	5.0%
BKW AG	4.9%
ERG SPA	4.9%
NextEra Energy Inc	4.7%
Enel SPA	4.5%
Avista Corp	4.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 26, 2025, the Fund changed its fiscal year end to September 30. Effective September 11, 2025, the "Ecofin Global Renewables Infrastructure Fund" changed its name to "Redwheel Next Generation Power Infrastructure Fund."

Updated Prospectus Phone Number	1-855-RWC-FUND
Updated Prospectus Web Address	https://www.redwheel.com/us/en/accredited/funds-and-documents/
C000253897
Shareholder Report [Line Items]
Fund Name	Redwheel Next Generation Power Infrastructure Fund
Class Name	Class A Shares
Trading Symbol	ECOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the Redwheel Next Generation Power Infrastructure Fund (the "Fund") for the period from December 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.redwheel.com/us/en/accredited/funds-and-documents/. You can also request this information by contacting us at 1-855-RWC-FUND.
Additional Information Phone Number	1-855-RWC-FUND
Additional Information Website	https://www.redwheel.com/us/en/accredited/funds-and-documents/
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Redwheel Next Generation Power Infrastructure Fund, Class A Shares	$113	1.25%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund share class had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Redwheel Next Generation Power Infrastructure Fund, Class A Shares	MSCI ACWI Index (USD) (NR)Footnote Reference*Footnote Reference†	S&P Global Infrastructure Index (USD) (NR)Footnote Reference†	S&P Global Infrastructure Index (USD) (TR)Footnote Reference‡
Sep/20	$1,000,000	$1,000,000	$1,000,000	$1,000,000
Nov/20	$1,178,207	$1,116,288	$1,126,338	$1,127,626
Nov/21	$1,340,261	$1,331,398	$1,208,110	$1,218,455
Nov/22	$1,256,091	$1,176,680	$1,304,350	$1,326,076
Nov/23	$1,009,110	$1,318,031	$1,294,456	$1,328,546
Nov/24	$1,125,484	$1,662,268	$1,610,874	$1,668,777
Sep/25	$1,316,335	$1,922,158	$1,828,734	$1,908,826

Average Annual Return [Table Text Block]
Fund/Index Name	10 Months	1 Year	5 Years	Annualized Since Inception
Redwheel Next Generation Power Infrastructure Fund, Class A Shares	16.96%	5.87%	5.09%	5.63%
MSCI ACWI Index (USD) (NR)Footnote Reference†Footnote Reference‡	15.63%	17.27%	13.54%	13.91%
S&P Global Infrastructure Index (USD) (NR)Footnote Reference‡	13.52%	15.80%	12.62%	12.79%
S&P Global Infrastructure Index (USD) (TR)Footnote Reference§	14.38%	16.78%	13.59%	13.75%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 216,994,552
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 1,149,177
InvestmentCompanyPortfolioTurnover	46.00%
Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Germany	1.0%
Portugal	1.0%
Belgium	2.0%
Japan	3.0%
Switzerland	4.9%
China	5.2%
Canada	6.4%
India	6.4%
Spain	8.4%
United Kingdom	10.2%
Italy	10.4%
United States	37.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
ReNew Energy Global PLC, Cl A	6.4%
Clearway Energy Inc, Cl C	5.4%
Dominion Energy Inc	5.4%
EDP Renovaveis SA	5.3%
Constellation Energy Corp	5.0%
BKW AG	4.9%
ERG SPA	4.9%
NextEra Energy Inc	4.7%
Enel SPA	4.5%
Avista Corp	4.1%

Material Fund Change [Text Block]

Material Fund Changes

Effective March 26, 2025, the Fund changed its fiscal year end to September 30. Effective September 11, 2025, the "Ecofin Global Renewables Infrastructure Fund" changed its name to "Redwheel Next Generation Power Infrastructure Fund."

Updated Prospectus Phone Number	1-855-RWC-FUND
Updated Prospectus Web Address	https://www.redwheel.com/us/en/accredited/funds-and-documents/
C000174122
Shareholder Report [Line Items]
Fund Name	Redwheel Global Emerging Equity Fund
Class Name	Institutional Class
Trading Symbol	RWCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Redwheel Global Emerging Equity Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.redwheel.com/us/en/accredited/funds-and-documents/. You can also request this information by contacting us at 1-855-RWC-FUND.
Additional Information Phone Number	1-855-RWC-FUND
Additional Information Website	https://www.redwheel.com/us/en/accredited/funds-and-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Redwheel Global Emerging Equity Fund, Institutional Class Shares	$137	1.24%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Redwheel Global Emerging Equity Fund, Institutional Class Shares	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*
Dec/16	$10,000,000	$10,000,000
Sep/17	$13,130,000	$12,778,088
Sep/18	$11,846,873	$12,674,348
Sep/19	$11,437,034	$12,418,777
Sep/20	$12,728,810	$13,727,567
Sep/21	$16,486,485	$16,226,562
Sep/22	$11,314,219	$11,664,599
Sep/23	$12,498,240	$13,029,273
Sep/24	$14,425,956	$16,423,682
Sep/25	$17,376,622	$19,268,699

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Redwheel Global Emerging Equity Fund, Institutional Class Shares	20.45%	6.42%	6.51%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	17.32%	7.02%	7.78%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 239,675,492
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 2,061,294
InvestmentCompanyPortfolioTurnover	101.00%
Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Other Countries	7.8%
Saudi Arabia	1.7%
Congo, the Democratic Republic of	2.0%
Greece	2.1%
Vietnam	2.2%
Mexico	2.4%
Zambia	2.5%
Taiwan	6.5%
South Africa	8.5%
Brazil	9.0%
India	9.3%
South Korea	11.8%
China	35.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Samsung Electronics	6.8%
Kuaishou Technology, Cl B	4.6%
Tencent Holdings	4.4%
Alibaba Group Holding	3.9%
Taiwan Semiconductor Manufacturing	3.5%
MediaTek	3.0%
Ningbo Tuopu Group, Cl A	2.9%
Horizon Robotics	2.7%
KB Financial Group	2.6%
First Quantum Minerals	2.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-855-RWC-FUND
Updated Prospectus Web Address	https://www.redwheel.com/us/en/accredited/funds-and-documents/
C000174121
Shareholder Report [Line Items]
Fund Name	Redwheel Global Emerging Equity Fund
Class Name	Class I
Trading Symbol	RWCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the Redwheel Global Emerging Equity Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.redwheel.com/us/en/accredited/funds-and-documents/. You can also request this information by contacting us at 1-855-RWC-FUND.
Additional Information Phone Number	1-855-RWC-FUND
Additional Information Website	https://www.redwheel.com/us/en/accredited/funds-and-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Redwheel Global Emerging Equity Fund, Class I Shares	$153	1.39%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.39%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Redwheel Global Emerging Equity Fund, Class I Shares	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*
Sep/17	$250,000	$250,000
Sep/17	$251,919	$248,087
Sep/18	$226,828	$246,072
Sep/19	$218,797	$241,110
Sep/20	$243,382	$266,521
Sep/21	$314,951	$315,039
Sep/22	$215,947	$226,468
Sep/23	$238,312	$252,963
Sep/24	$274,649	$318,866
Sep/25	$330,232	$374,102

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Redwheel Global Emerging Equity Fund, Class I Shares	20.24%	6.29%	3.51%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	17.32%	7.02%	5.12%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 239,675,492
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 2,061,294
InvestmentCompanyPortfolioTurnover	101.00%
Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Other Countries	7.8%
Saudi Arabia	1.7%
Congo, the Democratic Republic of	2.0%
Greece	2.1%
Vietnam	2.2%
Mexico	2.4%
Zambia	2.5%
Taiwan	6.5%
South Africa	8.5%
Brazil	9.0%
India	9.3%
South Korea	11.8%
China	35.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Samsung Electronics	6.8%
Kuaishou Technology, Cl B	4.6%
Tencent Holdings	4.4%
Alibaba Group Holding	3.9%
Taiwan Semiconductor Manufacturing	3.5%
MediaTek	3.0%
Ningbo Tuopu Group, Cl A	2.9%
Horizon Robotics	2.7%
KB Financial Group	2.6%
First Quantum Minerals	2.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-855-RWC-FUND
Updated Prospectus Web Address	https://www.redwheel.com/us/en/accredited/funds-and-documents/